Document And Entity Information	Aug. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2022
Entity Registrant Name	Reneo Pharmaceuticals, Inc.
Entity Central Index Key	0001637715
Entity Emerging Growth Company	true
Entity File Number	001-40315
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2309515
Entity Address, Address Line One	18575 Jamboree Road, Suite 275-S
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	858
Local Phone Number	283-0280
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	RPHM
Security Exchange Name	NASDAQ